Segmental and Geographical Information - Additional Information (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) Segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure Of Operating Segments [Line Items]
Number of operating segments | Segment	4
Percentage of revenue	90.00%
Number of reportable segment | Segment	1
Revenue | $	$ 602,384,000	$ 385,966,000	$ 242,116,000
United Kingdom
Disclosure Of Operating Segments [Line Items]
Revenue | $	$ 492,495,000	$ 335,345,000	$ 208,857,000